Consolidated Statements of Net Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expenses
Research and development expenses	$ 43,903,393	$ 27,405,648	$ 16,851,974
Tax credits	(1,038,712)	(1,237,028)	(139,212)
	42,864,681	26,168,620	16,712,762
General and administrative expenses	16,491,989	9,287,036	3,405,615
Interest income	(2,357,593)	(1,082,030)	(398,559)
Financial expenses	161,404	80,437,802	37,645,707
Net loss before income taxes	57,160,481	114,811,428	57,365,525
Income tax expense	965,851	643,765	146,454
Net loss and comprehensive loss	$ (58,126,332)	$ (115,455,193)	$ (57,511,979)
Basic and diluted loss per share (in dollars per share)	$ (1.78)	$ (7.93)	$ (24.46)
Weighted average number of outstanding basic and diluted shares (in shares)	32,714,234	14,560,482	2,351,347